John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 96.5%		$60,989,785
(Cost $62,480,203)
Canada 7.5%		4,739,931
BCE, Inc.	12,500	631,565
Enbridge, Inc.	12,600	565,871
Fortis, Inc.	7,500	354,281
Great-West Lifeco, Inc.	20,800	505,483
Nutrien, Ltd.	7,000	599,620
Restaurant Brands International, Inc.	15,900	852,399
Royal Bank of Canada	6,200	604,531
TELUS Corp.	27,200	626,181
France 5.7%		3,607,553
AXA SA	34,300	790,358
Danone SA	4,846	267,204
Orange SA	56,500	577,341
Sanofi	8,800	874,487
TotalEnergies SE	21,500	1,098,163
Germany 6.8%		4,308,444
Allianz SE	4,100	744,585
BASF SE	9,300	414,456
Bayer AG	8,207	478,716
Deutsche Post AG	16,600	663,002
Deutsche Telekom AG	50,990	968,758
Muenchener Rueckversicherungs-Gesellschaft AG	2,900	657,447
Siemens AG	3,420	381,480
Hong Kong 0.7%		406,634
China Resources Gas Group, Ltd.	96,900	406,634
Ireland 1.0%		656,892
Medtronic PLC	7,100	656,892
Italy 1.5%		956,881
Assicurazioni Generali SpA	24,000	358,791
Snam SpA	119,200	598,090
Japan 2.5%		1,553,465
Bridgestone Corp.	10,400	405,661
Koei Tecmo Holdings Company, Ltd.	12,300	429,397
Tokio Marine Holdings, Inc.	6,200	362,948
Toyota Motor Corp.	21,900	355,459
Norway 1.4%		881,945
Orkla ASA	61,200	528,295
Telenor ASA	29,121	353,650
South Korea 1.6%		1,033,830
Samsung Electronics Company, Ltd., GDR (A)	600	703,627
SK Telecom Company, Ltd.	8,000	330,203
Switzerland 2.7%		1,719,861
Nestle SA	3,400	416,593
Novartis AG	11,303	971,263
Roche Holding AG	1,000	332,005
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan 1.0%		$654,752
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	7,400	654,752
United Kingdom 8.7%		5,469,856
AstraZeneca PLC, ADR	16,531	1,094,848
B&M European Value Retail SA	78,100	404,390
BAE Systems PLC	38,700	363,731
British American Tobacco PLC	22,500	881,632
Coca-Cola Europacific Partners PLC	17,400	941,688
GSK PLC	20,320	426,927
Linde PLC	1,100	332,200
National Grid PLC	23,650	325,651
Unilever PLC	14,348	698,789
United States 55.4%		34,999,741
AbbVie, Inc.	8,200	1,176,782
Air Products & Chemicals, Inc.	1,500	372,345
Altria Group, Inc.	13,200	578,952
Ameren Corp.	3,900	363,168
American Electric Power Company, Inc.	7,900	778,624
Amgen, Inc.	1,500	371,205
Analog Devices, Inc.	6,700	1,152,132
Apple, Inc.	3,600	585,036
AT&T, Inc.	25,400	477,012
Broadcom, Inc.	2,400	1,285,152
Chevron Corp.	2,300	376,694
Cisco Systems, Inc.	20,700	939,159
Columbia Banking System, Inc.	11,800	356,006
Cummins, Inc.	3,100	686,061
Dominion Energy, Inc.	4,400	360,712
Dow, Inc.	11,900	633,199
Duke Energy Corp.	3,500	384,755
Eaton Corp. PLC	2,600	385,814
Emerson Electric Company	5,500	495,385
Entergy Corp.	4,700	541,111
Evergy, Inc.	9,400	641,644
Hasbro, Inc.	12,700	999,744
Hubbell, Inc.	1,800	394,236
IBM Corp.	8,900	1,164,031
Intel Corp.	7,300	265,063
Johnson & Johnson	2,200	383,944
JPMorgan Chase & Co.	5,308	612,331
KeyCorp	34,300	627,690
Kimberly-Clark Corp.	2,600	342,654
KLA Corp.	1,500	575,310
Lazard, Ltd., Class A	21,300	802,371
Leggett & Platt, Inc.	9,100	360,724
Lockheed Martin Corp.	900	372,429
LyondellBasell Industries NV, Class A	7,300	650,576
McDonald’s Corp.	1,500	395,055
Merck & Company, Inc.	8,300	741,522
MetLife, Inc.	13,834	875,001
Microsoft Corp.	4,266	1,197,637
MSC Industrial Direct Company, Inc., Class A	9,200	760,472
NextEra Energy, Inc.	7,600	642,124
NiSource, Inc.	23,900	726,560
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Omnicom Group, Inc.	7,000	$488,880
Pfizer, Inc.	21,700	1,096,067
Philip Morris International, Inc.	10,800	1,049,220
Raytheon Technologies Corp.	4,300	400,803
Texas Instruments, Inc.	7,500	1,341,675
The Coca-Cola Company	6,300	404,271
The Home Depot, Inc.	1,200	361,128
The PNC Financial Services Group, Inc.	2,400	398,256
The Procter & Gamble Company	2,200	305,602
Truist Financial Corp.	13,100	661,157
U.S. Bancorp	9,900	467,280
United Parcel Service, Inc., Class B	2,600	506,714
Vail Resorts, Inc.	1,500	355,695
Verizon Communications, Inc.	11,100	512,709
Walmart, Inc.	3,300	435,765
WEC Energy Group, Inc.	3,700	384,097

	Yield (%)	Shares	Value
Short-term investments 2.5%			$1,558,789
(Cost $1,558,789)
Short-term funds 2.5%			1,558,789
State Street Institutional Treasury Money Market Fund, Premier Class	1.6635(B)	1,558,789	1,558,789

Total investments (Cost $64,038,992) 99.0%	$62,548,574
Other assets and liabilities, net 1.0%	631,992
Total net assets 100.0%	$63,180,566

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Information technology	15.6%
Financials	14.0%
Health care	13.6%
Consumer staples	10.8%
Utilities	10.3%
Industrials	8.6%
Communication services	8.5%
Consumer discretionary	7.1%
Materials	4.8%
Energy	3.2%
Short-term investments and other	3.5%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$4,739,931	$4,739,931	—	—
France	3,607,553	—	$3,607,553	—
Germany	4,308,444	—	4,308,444	—
Hong Kong	406,634	—	406,634	—
Ireland	656,892	656,892	—	—
Italy	956,881	—	956,881	—
Japan	1,553,465	—	1,553,465	—
Norway	881,945	—	881,945	—
South Korea	1,033,830	—	1,033,830	—
Switzerland	1,719,861	—	1,719,861	—
Taiwan	654,752	654,752	—	—
United Kingdom	5,469,856	2,368,736	3,101,120	—
United States	34,999,741	34,999,741	—	—
Short-term investments	1,558,789	1,558,789	—	—
Total investments in securities	$62,548,574	$44,978,841	$17,569,733	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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